Note 3 - Summary of Significant Accounting Policies - Disaggregation of Revenues (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Revenue from Contract with Customer, Including Assessed Tax	$ 0	$ 0	$ 0	$ 311
Disposal Group, Including Discontinued Operation, Revenue			0	9,809
Total for the period	$ (892)	$ (180)	0	10,120
Country Renewable Programs [Member]
Revenue from Contract with Customer, Including Assessed Tax			0	311
Disposal Group, Including Discontinued Operation, Revenue			0	334
Green Certificates [Member]
Revenue from Contract with Customer, Including Assessed Tax			0	5,803
Disposal Group, Including Discontinued Operation, Revenue			0	5,803
Energy Offtake Agreements [Member]
Revenue from Contract with Customer, Including Assessed Tax			0	3,638
Product and Service, Other [Member]
Revenue from Contract with Customer, Including Assessed Tax			0	34
Disposal Group, Including Discontinued Operation, Revenue			0	34
UNITED STATES
Revenue from Contract with Customer, Including Assessed Tax			0	311
NETHERLANDS
Disposal Group, Including Discontinued Operation, Revenue			0	16
POLAND
Disposal Group, Including Discontinued Operation, Revenue			0	106
ROMANIA
Disposal Group, Including Discontinued Operation, Revenue			$ 0	$ 9,687